Income Taxes (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal tax			$ (4,382,602)	$ (1,229,797)
State tax, net of Federal benefit			(891,129)	(250,059)
Change in warrant value			537,535
Write-off of acquisition and other receivables			238,540
Other			108,439	71,971
Valuation allowance			5,087,396	5,087,396
Total income tax provision (benefit)		$ (435,000)	$ 698,303	$ (698,303)
Effective tax rate			(3.30%)	11.92%